Operating Segment Information - Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT (Detail) - ₱ / shares
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Segments [Abstract]
Consolidated core EPS, basic	₱ 127.79	₱ 128.66	₱ 162.70
Add (deduct) adjustments, basic:
Gains on derivative financial instruments – net, excluding hedge costs, basic	2.34	4.99	2.47
Core income adjustment on equity share in net losses of associates and joint ventures, basic	(0.28)	(0.44)	(0.83)
Foreign exchange losses – net, basic	(1.74)	(10.40)	(11.85)
Noncurrent asset impairment, basic	(24.98)	(30.48)	(50.64)
Depreciation due to shortened life of property and equipment, basic	(41.52)
Total adjustments, basic	(66.18)	(36.33)	(60.85)
Consolidated EPS attributable to common equity holders of PLDT, basic	61.61	92.33	101.85
Consolidated core EPS, diluted	127.79	128.66	162.70
Add (deduct) adjustments, diluted:
Gains on derivative financial instruments – net, excluding hedge costs, diluted	2.34	4.99	2.47
Core income adjustment on equity share in net losses of associates and joint ventures, diluted	(0.28)	(0.44)	(0.83)
Foreign exchange losses – net, diluted	(1.74)	(10.40)	(11.85)
Noncurrent asset impairment, diluted	(24.98)	(30.48)	(50.64)
Depreciation due to shortened life of property and equipment, diluted	(41.52)
Total adjustments, diluted	(66.18)	(36.33)	(60.85)
Consolidated EPS attributable to common equity holders of PLDT, diluted	₱ 61.61	₱ 92.33	₱ 101.85